3. INVESTMENT SECURITIES (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Pledged to secure repurchase agreements, lines of credit and other borrowings	$ 75,800	$ 78,400